Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Guggenheim Strategy Funds Trust
Entity Central Index Key	0001601445
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Guggenheim Strategy Fund II
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund II
Class Name	Guggenheim Strategy Fund II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund returned 5.95%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), while duration detracted from performance as intermediate-to-long end rates rose. Spreads were mixed, with widening in the fund's asset-backed securities and non-agency commercial mortgage-backed securities allocations driving spread detraction, which was partially offset by spread tightening in corporate credit allocations leading to a modest net detraction from spreads over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund II	5.95%	3.99%	3.29%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 127,159,449
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$127,159,449
Total Number of Portfolio Holdings	135
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

BX Commercial Mortgage Trust, 5.92%	2.8%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.06%	2.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	2.3%
WMRK Commercial Mortgage Trust, 7.59%	2.3%
Brighthouse Financial Global Funding, 5.55%	2.1%
AEGON Funding Company LLC, 5.50%	2.1%
Citigroup Mortgage Loan Trust, Inc., 9.17%	2.0%
BXMT Ltd., 5.66%	1.9%
Athene Global Funding, 5.68%	1.8%
OBX Trust, 5.99%	1.8%
Top 10 Total	21.9%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

BX Commercial Mortgage Trust, 5.92%	2.8%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.06%	2.8%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	2.3%
WMRK Commercial Mortgage Trust, 7.59%	2.3%
Brighthouse Financial Global Funding, 5.55%	2.1%
AEGON Funding Company LLC, 5.50%	2.1%
Citigroup Mortgage Loan Trust, Inc., 9.17%	2.0%
BXMT Ltd., 5.66%	1.9%
Athene Global Funding, 5.68%	1.8%
OBX Trust, 5.99%	1.8%
Top 10 Total	21.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's net expense ratio was 0.17% for the year ended September 30, 2025, an increase of 0.07% compared to the prior year. The primary driver of the increase was the impact of reduced average net assets.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio was 0.17% for the year ended September 30, 2025, an increase of 0.07% compared to the prior year. The primary driver of the increase was the impact of reduced average net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Strategy Fund III
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund III
Class Name	Guggenheim Strategy Fund III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund returned 5.91%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income), while duration detracted from performance as intermediate-to-long end rates rose. Spreads were mixed, with widening in the fund's asset-backed securities and non-agency commercial mortgage-backed securities allocations driving spread detraction, which was mostly offset by spread tightening in corporate credit allocations leading to a modest neutral impact from spreads over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Guggenheim Strategy Fund III	5.91%	3.96%	3.40%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 128,124,969
Holdings Count | shares	151
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$128,124,969
Total Number of Portfolio Holdings	151
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

FirstKey Homes Trust, 2.67%	2.8%
BX Commercial Mortgage Trust, 5.92%	2.6%
WMRK Commercial Mortgage Trust, 7.59%	2.3%
Brighthouse Financial Global Funding, 5.55%	2.2%
BRSP Ltd., 6.15%	2.1%
AEGON Funding Company LLC, 5.50%	2.1%
Citigroup Mortgage Loan Trust, Inc., 9.17%	2.1%
OSAT Trust, 6.12%	2.0%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.8%
OBX Trust, 5.99%	1.7%
Top 10 Total	21.7%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

FirstKey Homes Trust, 2.67%	2.8%
BX Commercial Mortgage Trust, 5.92%	2.6%
WMRK Commercial Mortgage Trust, 7.59%	2.3%
Brighthouse Financial Global Funding, 5.55%	2.2%
BRSP Ltd., 6.15%	2.1%
AEGON Funding Company LLC, 5.50%	2.1%
Citigroup Mortgage Loan Trust, Inc., 9.17%	2.1%
OSAT Trust, 6.12%	2.0%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	1.8%
OBX Trust, 5.99%	1.7%
Top 10 Total	21.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Variable Insurance Strategy Fund III
Shareholder Report [Line Items]
Fund Name	Guggenheim Variable Insurance Strategy Fund III
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of October 1, 2024 to September 30, 2025, the fund returned 5.76%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% for the same period and outperforming the fund's secondary index, the Bloomberg 1-3 Month U.S. Treasury Bill Index, which returned 4.47% for the same period.

What factors materially affected the fund's performance over the last year?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as intermediate-to-long end rates rose. Credit positioning detracted modestly from performance due to spread widening within the fund's asset-backed and non-agency commercial mortgage-backed securities allocations.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 9.30.25
	One Year	Five Years	Ten Years
Guggenheim Variable Insurance Strategy Fund III	5.76%	3.89%	3.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.47%	3.04%	2.08%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Sep. 30, 2024
Net Assets	$ 30,985,169
Holdings Count | shares	82
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 9.30.25
Net Assets	$30,985,169
Total Number of Portfolio Holdings	82
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$0

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 9.30.25
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

FirstKey Homes Trust, 2.67%	4.2%
BX Commercial Mortgage Trust, 5.92%	3.9%
Anchorage Credit Funding 4 Ltd., 2.72%	3.8%
WMRK Commercial Mortgage Trust, 7.59%	3.7%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	3.3%
BXMT Ltd., 5.66%	3.2%
Cerberus Loan Funding XXXII, LP, 6.20%	3.2%
Citigroup Mortgage Loan Trust, Inc., 9.17%	3.1%
OSAT Trust, 6.12%	3.1%
OBX Trust, 5.99%	2.6%
Top 10 Total	34.1%

[1]	"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 9.30.25

FirstKey Homes Trust, 2.67%	4.2%
BX Commercial Mortgage Trust, 5.92%	3.9%
Anchorage Credit Funding 4 Ltd., 2.72%	3.8%
WMRK Commercial Mortgage Trust, 7.59%	3.7%
Oak Street Investment Grade Net Lease Fund Series, 1.85%	3.3%
BXMT Ltd., 5.66%	3.2%
Cerberus Loan Funding XXXII, LP, 6.20%	3.2%
Citigroup Mortgage Loan Trust, Inc., 9.17%	3.1%
OSAT Trust, 6.12%	3.1%
OBX Trust, 5.99%	2.6%
Top 10 Total	34.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.

The fund's net expense ratio was 0.40% for the year ended September 30, 2025, an increase of 0.24% compared to the prior year. The primary driver of the increase was the impact of reduced average net assets.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio was 0.40% for the year ended September 30, 2025, an increase of 0.24% compared to the prior year. The primary driver of the increase was the impact of reduced average net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since September 30, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by January 31, 2026 at GuggenheimInvestments.com/mutual-funds/literature or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/mutual-funds/literature
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.